Derivatives and Hedge Accounting - Summary of Fair Value of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	$ 54,583	$ 2,037
Derivative Liabilities	22,561	121,881
Fair Value Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	42,983
Derivative Liabilities	6,068	111,762
Fair Value Hedges | Derivatives Designated in Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	41,117
Derivative Liabilities	6,068	111,762
Fair Value Hedges | Derivatives Designated in Net Investment Hedge
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	1,866
Fair Value Hedges | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	11,600	2,037
Derivative Liabilities	16,493	779
Fair Value Hedges | Swap Agreements | Derivatives Designated in Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	41,117
Derivative Liabilities	1,096	111,762
Fair Value Hedges | Swap Agreements | Derivatives Designated in Net Investment Hedge
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	1,866
Fair Value Hedges | Interest rate swap | Derivatives Designated in Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Liabilities	4,972
Fair Value Hedges | Forward Contracts | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Assets		2,037
Derivative Liabilities	208
Fair Value Hedges | Unsettled Bets | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Liabilities	16,285	$ 779
Fair Value Hedges | Embedded Derivative | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure Of Financial Instruments [Line Items]
Derivative Assets	$ 11,600